Contingent Liabilities and Financial Commitments - US Litigation - Additional Information (Details) £ in Millions, $ in Billions				12 Months Ended		36 Months Ended
	Jun. 12, 2015	Jul. 30, 2004	Mar. 31, 2003 USD ($)	Dec. 31, 2017 Case ClassAction	Dec. 31, 2016 Case	Dec. 31, 2017 Case	Oct. 31, 2017 GBP (£)	Jul. 25, 2017	Sep. 22, 1999 GBP (£)
Disclosure Of Commitments And Contingencies [Line Items]
Industry claim for disgorgement | £									£ 280,000
Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases tried				13
Turner v R. J. Reynolds Tobacco Co.
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date				2000-02
Howard v Brown & Williamson Tobacco Corp
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date				2000-02
Black v Brown & Williamson Tobacco Corp.
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date				2000-11
Collora v R. J. Reynolds Tobacco Co.
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing year				2000
Philip Morris Inc.
Disclosure Of Commitments And Contingencies [Line Items]
Amount of compensatory damages | $			$ 7.1
Amount of punitive damages | $			$ 3.0
SFNTC [Member]
Disclosure Of Commitments And Contingencies [Line Items]
Total number of putative class actions filed | ClassAction				16
Motion in part granted, date				Dec. 21, 2017
Plaintiffs motion for class certification due date				Jul. 19, 2018
Plaintiffs motion for class certification hearing date				Oct. 31, 2018
US
Disclosure Of Commitments And Contingencies [Line Items]
Category of case				4
Number of cases tried						111
Corrective communications through newspaper				4 months
Corrective communications through television				1 year
Estimated costs of corrective communications accrued | £							£ 20
Florida
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases, mistrials declared						22
Number of cases dismissed						6
Total number of cases affirmed in favour of plaintiffs						51
Number of cases continued						2
Florida | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases tried						107
US
Disclosure Of Commitments And Contingencies [Line Items]
Total number of tobacco product liability case				4,594	4,925
Number of successor case				5,688
US | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial				126		126
US | Reynolds Defendants
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial				41		41
US | Reynolds Defendants | Individual Smoking and Health Cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial				9		9
US | Reynolds Defendants | Filter Cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial				29		29
US | Reynolds Defendants | Other Non-smoking and Health Cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial				3		3
Reynolds American Inc.
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of interest in associate	42.00%	42.20%
Ownership interest acquired								57.80%
Reynolds Defendants | US
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases, mistrials declared						6
Total number of cases affirmed in favour of defendants						29
Reynolds Defendants | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of defendants						27
Reynolds Defendants | California
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of defendants						1
Reynolds Defendants | New Jersey
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of defendants						1